Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2026, the FASB issued ASU 2026-02, “Environmental Credits and Environmental Credit Obligations” (Topic 818). This guidance establishes recognition, measurement, presentation and disclosure requirements for all entities that generate, purchase, or receive environmental credits or have a regulatory compliance obligation that may be settled with environmental credits. This guidance is required to be adopted by the Company in the first quarter of 2028 on a retrospective basis. The Company is evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.